Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income	$ 10,140	$ 20,008
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation	15,776	15,177
(Release of)/ Provision of doubtful accounts	758	(906)
Share-based compensation	5,494	3,216
Amortization	10,354	6,648
Net deferred tax benefit	(1,121)	(684)
Unrealized gain on derivatives	(3,259)	(340)
Loss on sale of vessels, net	13,277	3,817
Gain on sale of subsidiary	0	(4,174)
Vessel impairment charge	4,062	0
Unrealized foreign exchange loss/ (gain)	(601)	202
Increase / decrease in:
Trade receivables	(70,664)	(10,763)
Due from related companies	(7,792)	(3,696)
Inventories	115,332	(16,246)
Prepayments and other current assets	(21,159)	2,151
Trade payables	(59,594)	(6,666)
Other payables to related companies	(852)	288
Accrued and other current liabilities	(16,033)	118
Increase in other non-current assets	(124)	(19)
Increase in other non-current liabilities	375	490
Payments for dry-docking	(6,680)	(6,743)
Net cash provided by/ (used in) operating activities	(12,311)	1,878
Cash flows from investing activities:
Advances for vessels under construction	(570)	0
Vessel acquisitions	(7,587)	0
Advances for other fixed assets under construction	(36,194)	(44,353)
Proceeds from sale of subsidiary, net of cash surrendered	0	6,149
Net proceeds from sale of vessels	14,497	8,090
Purchase of other fixed assets	(7,863)	(466)
Decrease in restricted cash	4,175	49
Net cash used in investing activities	(33,542)	(30,531)
Cash flows from financing activities:
Proceeds from long-term debt	119,455	11,000
Repayment of long-term debt	(26,143)	(72,457)
Repayment of capital lease obligation	(395)	(919)
Net change in short-term borrowings	15,213	93,203
Financing costs paid	(3,262)	(3,119)
Dividends paid to non-controlling interest	0	(2,713)
Dividends paid	(1,438)	(1,411)
Net cash provided by financing activities	103,430	23,584
Effect of exchange rate changes on cash and cash equivalents	(2,569)	270
Net (decrease)/ increase in cash and cash equivalents	55,008	(4,799)
Cash and cash equivalents at beginning of period	62,575	77,246
Cash and cash equivalents at end of period	$ 117,583	$ 72,447